Leases (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 776,665	$ 278,396	$ 300,000
Operating lease liabilities	$ 761,325	$ 248,888	300,000
ASU 2016-02 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets			852,041
Operating lease liabilities			$ 852,041
Remaining lease term	7 years 10 months 24 days	2 years 9 months 18 days
Discount rate	9.30%	3.95%